Share capital and additional paidin capital (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Dividend per common share	$ 0.048	$ 0.044
Dividends payable	$ 2,419,309	$ 2,112,665
March 13, 2023
Statement [Line Items]
Dividend per common share		$ 0.011
Dividends payable		$ 496,396
Record date		March 31, 2023
Payment date		April 14, 2023
May 10, 2023
Statement [Line Items]
Dividend per common share		$ 0.011
Dividends payable		$ 529,672
Record date		June 30, 2023
Payment date		July 14, 2023
November 8, 2023
Statement [Line Items]
Dividend per common share		$ 0.011
Dividends payable		$ 549,836
Record date		December 29, 2023
Payment date		January 12, 2024
August 10, 2023
Statement [Line Items]
Dividend per common share		$ 0.011
Dividends payable		$ 536,761
Record date		September 29, 2023
Payment date		October 13, 2023
November 6, 2024
Statement [Line Items]
Dividend per common share	$ 0.012
Dividends payable	$ 607,905
Record date	December 31, 2024
Payment date	January 14, 2025
August 7, 2024
Statement [Line Items]
Dividend per common share	$ 0.012
Dividends payable	$ 607,059
Record date	September 27, 2024
Payment date	October 11, 2024
March 7, 2024
Statement [Line Items]
Dividend per common share	$ 0.012
Dividends payable	$ 601,462
Record date	March 29,2024
Payment date	April 12, 2024
May 8, 2024
Statement [Line Items]
Dividend per common share	$ 0.012
Dividends payable	$ 602,883
Record date	June 28, 2024
Payment date	July 12, 2024